TAXATION - Reconciliation of tax rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax rate reconciliation
PRC statutory income tax rate	(25.00%)	25.00%	25.00%
Research and development bonus deduction	(5.90%)	(3.30%)	(1.70%)
Non-deductible selling, general and administrative expenses	1.60%	1.40%	1.60%
Effect of tax rate differential for non-PRC entities	65.10%	0.10%
Effect of preferential tax rates	(14.70%)	(9.20%)	(9.50%)
Effect of withholding tax for undistributed earnings from PRC subsidiaries	29.70%
Change in valuation allowance	0.30%	0.10%
Interest and penalties on unrecognized tax benefits	1.30%	1.30%
Actual income tax rate	52.40%	15.40%	15.40%